Segment Results - Corporate Divisions - Private Bank (Detail) - Private Bank [Member] - EUR (€) € in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net revenues [Abstract]
Private Bank Germany		€ 1,198	€ 1,210	€ 2,545	€ 2,542
International Private Bank		820	750	1,651	1,585
IPB Personal Banking	[1]	213	187	442	407
Private Banking and Wealth Management	[2]	607	563	1,209	1,178
Total net revenues		2,018	1,960	4,196	4,127
Of which [Abstract]
Net interest income		1,147	1,129	2,319	2,319
Commission and fee income		737	679	1,626	1,525
Remaining income		134	152	251	283
Provision for credit losses		117	225	215	364
Noninterest expenses [Abstract]
Compensation and benefits		682	728	1,401	1,467
General and administrative expenses		1,162	1,160	2,246	2,244
Impairment of goodwill and other intangible assets		0	0	0	0
Restructuring activities		69	104	71	166
Total noninterest expenses		1,913	1,992	3,718	3,877
Noncontrolling interests		0	0	0	0
Profit (loss) before tax		(11)	(257)	263	(114)
Total assets		305,000	284,000	305,000	284,000
Loans gross of allowances for loan losses	[3]	247,000	230,000	247,000	230,000
Assets under Management	[3]	535,000	471,000	535,000	471,000
Net flows	[3]	€ 10,000	€ 6,000	€ 20,000	€ 7,000

[1]	Including small businesses in Italy, Spain and India.
[2]	Including small & mid caps in Italy, Spain and India.
[3]	As of quarter-end.